Stockholders' Equity (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 14, 2014	Mar. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Details
Common Shares for Acquisition, Number of Shares Issued				204,750	835,810
Common Shares for Acquisition, Value of Common Shares Recorded				$ 210,913	$ 1,118,173
Common Shares for Goods and Services					793,679
Common Shares for Goods and Services					$ 553,360
Common Shares for Convertible Note			11,021,170		940,000
Common Shares for Convertible Note					$ 470,000
Common Shares for Cash		245,096			9,357,578
Common Shares for Cash			$ 3,547,048		$ 8,178,471
Share-Based Compensation		220,692	722,487	47,606
Share-Based Compensation			$ 630,100	$ 2,046,074	1,065,288
Common Shares for Series AA Conversion	2,342,750			2,605,513
Common Shares for Series AA Conversion				$ 1,171,375	$ 470,000
Warrants and Options Exercised, Number of Shares Issued			999,667	6,340,775	757,864
Warrants and Options Exercised, Value of Common Shares Recorded				$ 3,072,170	$ 0